Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 21, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 21, 2018
Document Effective Date	Dec. 29, 2018
Prospectus Date	Dec. 29, 2018
Green Square Tax Exempt High Income Fund | Institutional Class
Prospectus:
Trading Symbol	GSTAX